18. SHARE CAPITAL: Schedule of Estimatin of Fair Value of Options Granted (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Estimatin of Fair Value of Options Granted
	2020	2019
Risk-free interest rate	0.45%	2.27%
Stock price	$0.77	$1.31
Expected term (in years)	5.00	5.00
Estimated dividend yield	N/A	N/A
Estimated volatility	105.27%	100.00%